Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.6%
Axon Enterprise, Inc.
(a)
................ 6,355 $ 1,582,776
HEICO Corp. ...................... 3,772 677,414
HEICO Corp. , Class A ................. 6,752 955,205
Howmet Aerospace, Inc. ............... 34,624 1,947,946
Huntington Ingalls Industries, Inc. ......... 2,012 520,947
Textron, Inc. ....................... 8,491 719,273
TransDigm Group, Inc. ................ 4,707 5,143,245
11,546,806
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc. .. 5,306 670,307
Automobile Components — 0.1%
Aptiv plc
(a)
......................... 25,147 2,045,206
Automobiles — 2.4%
(a)(b)
Lucid Group, Inc. .................... 77,838 263,092
Tesla, Inc. ......................... 246,372 46,143,012
46,406,104
Banks — 0.1%
First Citizens BancShares, Inc. , Class A ..... 1,053 1,590,030
Beverages — 0.6%
Brown-Forman Corp. , Class A ........... 4,606 259,640
Brown-Forman Corp. , Class B, NVS ....... 27,103 1,487,955
Celsius Holdings, Inc.
(a)(b)
............... 12,925 644,957
Constellation Brands, Inc. , Class A ........ 8,310 2,036,615
Monster Beverage Corp.
(a)
.............. 69,329 3,814,482
PepsiCo, Inc. ...................... 26,150 4,407,059
12,650,708
Biotechnology — 1.0%
(a)
Alnylam Pharmaceuticals, Inc. ........... 10,833 1,873,134
BioMarin Pharmaceutical, Inc. ........... 16,746 1,474,988
Exact Sciences Corp.
(b)
................ 16,094 1,052,548
Incyte Corp. ....................... 16,451 966,825
Neurocrine Biosciences, Inc. ............ 8,725 1,219,493
Regeneron Pharmaceuticals, Inc. ......... 2,115 1,993,980
Vertex Pharmaceuticals, Inc. ............ 22,932 9,938,270
18,519,238
Broadline Retail — 7.1%
Amazon.com, Inc.
(a)
.................. 831,283 129,015,122
Coupang, Inc. , Class A
(a)
............... 64,147 898,058
eBay, Inc. ......................... 18,045 741,108
Etsy, Inc.
(a)(b)
....................... 6,588 438,497
MercadoLibre, Inc.
(a)
.................. 4,346 7,439,526
138,532,311
Building Products — 0.6%
A O Smith Corp. .................... 6,702 520,142
Allegion plc ........................ 3,981 493,206
Carlisle Cos., Inc. ................... 4,336 1,362,631
Carrier Global Corp. .................. 35,809 1,959,111
Johnson Controls International plc ........ 30,103 1,586,127
Lennox International, Inc. .............. 2,881 1,233,529
Trane Technologies plc ................ 20,251 5,104,265
12,259,011
Capital Markets — 1.5%
Ameriprise Financial, Inc. .............. 5,168 1,999,137
Ares Management Corp. , Class A ......... 14,847 1,803,614
Coinbase Global, Inc. , Class A
(a)
.......... 15,261 1,956,460
FactSet Research Systems, Inc. .......... 3,384 1,610,513
Interactive Brokers Group, Inc. , Class A ..... 9,476 840,995
Security
Shares
Shares Value
Capital Markets (continued)
Intercontinental Exchange, Inc. .......... 12,824 $ 1,632,880
LPL Financial Holdings, Inc. ............. 6,723 1,608,074
MarketAxess Holdings, Inc. ............. 3,367 759,292
Moody's Corp. ...................... 8,652 3,391,930
Morningstar, Inc. .................... 2,366 660,824
MSCI, Inc. ........................ 7,045 4,217,278
Nasdaq, Inc. ....................... 11,201 647,082
Raymond James Financial, Inc. .......... 7,685 846,733
S&P Global, Inc. .................... 12,445 5,579,716
Tradeweb Markets, Inc. , Class A .......... 9,710 926,237
28,480,765
Chemicals — 0.8%
Air Products & Chemicals, Inc. ........... 4,432 1,133,307
Corteva, Inc. ....................... 24,063 1,094,385
DuPont de Nemours, Inc. .............. 20,074 1,240,573
Ecolab, Inc. ....................... 12,004 2,379,433
Linde plc ......................... 13,124 5,312,989
PPG Industries, Inc. .................. 11,331 1,598,124
RPM International, Inc. ................ 6,957 742,034
Sherwin-Williams Co. (The) ............. 6,064 1,845,760
Westlake Corp. ..................... 1,519 210,154
15,556,759
Commercial Services & Supplies — 0.6%
Cintas Corp. ....................... 5,280 3,192,130
Clean Harbors, Inc.
(a)
................. 2,940 493,802
Copart, Inc.
(a)
...................... 74,077 3,558,659
Republic Services, Inc. ................ 7,196 1,231,379
Rollins, Inc. ........................ 26,216 1,135,415
Veralto Corp. ....................... 13,174 1,010,314
Waste Management, Inc. ............... 9,752 1,810,264
12,431,963
Communications Equipment — 0.5%
Arista Networks, Inc.
(a)
................ 22,670 5,864,275
F5, Inc.
(a)
......................... 2,231 409,835
Motorola Solutions, Inc. ............... 8,036 2,567,502
8,841,612
Construction & Engineering — 0.2%
AECOM .......................... 4,496 396,502
EMCOR Group, Inc. .................. 2,500 570,275
Quanta Services, Inc. ................. 9,464 1,836,489
WillScot Mobile Mini Holdings Corp.
(a)
...... 16,340 772,882
3,576,148
Construction Materials — 0.3%
Martin Marietta Materials, Inc. ........... 5,500 2,796,310
Vulcan Materials Co. ................. 11,435 2,584,424
5,380,734
Consumer Finance — 0.1%
Discover Financial Services ............. 11,533 1,216,962
Consumer Staples Distribution & Retail — 1.1%
BJ's Wholesale Club Holdings, Inc.
(a)
....... 4,571 294,098
Casey's General Stores, Inc. ............ 2,311 627,113
Costco Wholesale Corp. ............... 20,239 14,063,676
Dollar Tree, Inc.
(a)
.................... 6,976 911,205
Performance Food Group Co.
(a)
.......... 13,819 1,004,365
Sysco Corp. ....................... 44,931 3,636,266
US Foods Holding Corp.
(a)
.............. 13,043 600,109
21,136,832
Containers & Packaging — 0.1%
Avery Dennison Corp. ................. 3,029 604,134
Ball Corp. ......................... 9,006 499,383

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Crown Holdings, Inc. ................. 4,089 $ 361,876
1,465,393
Distributors — 0.1%
Genuine Parts Co. ................... 4,899 686,987
LKQ Corp. ........................ 6,763 315,629
Pool Corp. ........................ 1,713 635,951
1,638,567
Diversified Consumer Services — 0.0%
Service Corp. International ............. 4,020 269,822
Electric Utilities — 0.2%
Constellation Energy Corp. ............. 27,312 3,332,064
NRG Energy, Inc. .................... 7,893 418,645
3,750,709
Electrical Equipment — 0.6%
AMETEK, Inc. ...................... 20,518 3,324,942
Eaton Corp. plc ..................... 13,427 3,304,116
Hubbell, Inc. ....................... 4,385 1,471,474
Regal Rexnord Corp. ................. 2,367 315,900
Rockwell Automation, Inc. .............. 10,216 2,587,509
Vertiv Holdings Co. , Class A ............ 28,884 1,627,036
12,630,977
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A .............. 19,660 1,987,626
CDW Corp. ........................ 11,922 2,702,956
Flex Ltd.
(a)
......................... 17,282 410,274
Jabil, Inc. ......................... 7,448 933,160
Keysight Technologies, Inc.
(a)
............ 7,503 1,149,910
TE Connectivity Ltd. .................. 12,646 1,798,135
Teledyne Technologies, Inc.
(a)
............ 2,510 1,050,360
Trimble, Inc.
(a)
...................... 11,311 575,277
Zebra Technologies Corp. , Class A
(a)
....... 2,124 508,804
11,116,502
Energy Equipment & Services — 0.4%
Baker Hughes Co. , Class A ............. 53,782 1,532,787
Halliburton Co. ..................... 79,653 2,839,629
Schlumberger NV ................... 59,744 2,909,533
7,281,949
Entertainment — 1.9%
Electronic Arts, Inc. .................. 13,051 1,795,557
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 2,048 125,112
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)(b)
...................... 18,282 1,229,465
Live Nation Entertainment, Inc.
(a)
......... 12,537 1,113,912
Netflix, Inc.
(a)
....................... 38,990 21,994,649
ROBLOX Corp. , Class A
(a)
.............. 42,619 1,654,043
Take-Two Interactive Software, Inc.
(a)
....... 14,090 2,323,864
Walt Disney Co. (The) ................ 63,615 6,110,221
36,346,823
Financial Services — 4.3%
Apollo Global Management, Inc. .......... 20,275 2,035,610
Block, Inc. , Class A
(a)
................. 49,263 3,202,588
Fiserv, Inc.
(a)
....................... 16,196 2,297,727
FleetCor Technologies, Inc.
(a)
............ 3,723 1,079,409
Global Payments, Inc. ................ 11,183 1,489,911
Jack Henry & Associates, Inc. ........... 6,487 1,075,739
Mastercard, Inc. , Class A ............... 74,128 33,300,521
PayPal Holdings, Inc.
(a)
................ 20,145 1,235,896
Security
Shares
Shares Value
Financial Services (continued)
Visa, Inc. , Class A ................... 140,810 $ 38,477,741
84,195,142
Food Products — 0.3%
Hershey Co. (The) ................... 13,338 2,581,437
Hormel Foods Corp. .................. 7,596 230,690
Lamb Weston Holdings, Inc. ............ 12,884 1,319,837
McCormick & Co., Inc. , NVS ............ 12,332 840,549
4,972,513
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 3,906 445,050
Ground Transportation — 0.8%
JB Hunt Transport Services, Inc. ......... 7,028 1,412,488
Old Dominion Freight Line, Inc. .......... 8,457 3,306,856
Saia, Inc.
(a)(b)
....................... 2,361 1,063,819
Uber Technologies, Inc.
(a)
.............. 129,341 8,442,087
U-Haul Holding Co. , NVS .............. 3,815 243,664
U-Haul Holding Co.
(a)
................. 442 29,287
XPO, Inc.
(a)
........................ 5,285 451,550
14,949,751
Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.
(a)
................ 3,855 1,030,519
Boston Scientific Corp.
(a)
............... 65,246 4,127,462
Cooper Cos., Inc. (The) ............... 2,530 943,766
Dexcom, Inc.
(a)
..................... 33,933 4,117,770
Edwards Lifesciences Corp.
(a)
........... 53,597 4,205,757
GE HealthCare Technologies, Inc.
(b)
....... 15,328 1,124,462
IDEXX Laboratories, Inc.
(a)
.............. 7,339 3,780,172
Insulet Corp.
(a)
...................... 6,214 1,186,066
Intuitive Surgical, Inc.
(a)
................ 29,669 11,221,409
ResMed, Inc. ...................... 13,091 2,489,908
STERIS plc ........................ 8,792 1,925,008
Stryker Corp. ...................... 14,103 4,731,274
Teleflex, Inc. ....................... 1,569 381,000
41,264,573
Health Care Providers & Services — 1.1%
Cardinal Health, Inc. .................. 9,117 995,486
Chemed Corp. ...................... 918 544,181
Humana, Inc. ...................... 2,802 1,059,324
Molina Healthcare, Inc.
(a)
............... 3,125 1,113,875
UnitedHealth Group, Inc. ............... 33,557 17,172,459
20,885,325
Health Care REITs — 0.2%
Healthpeak Properties, Inc. ............. 15,324 283,494
Ventas, Inc. ....................... 14,127 655,352
Welltower, Inc. ...................... 30,344 2,625,059
3,563,905
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
.......... 12,995 2,695,293
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............. 58,906 1,132,173
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc. , Class A
(a)
................. 36,585 5,273,362
Booking Holdings, Inc.
(a)
............... 1,769 6,204,714
Caesars Entertainment, Inc.
(a)
........... 8,974 393,689
Chipotle Mexican Grill, Inc.
(a)
............ 2,227 5,364,331
Churchill Downs, Inc.
(b)
................ 6,247 755,700
Darden Restaurants, Inc. .............. 5,000 812,900
Domino's Pizza, Inc. .................. 3,092 1,317,872
DoorDash, Inc. , Class A
(a)
.............. 24,604 2,563,737

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
DraftKings, Inc. , Class A
(a)
.............. 41,534 $ 1,621,903
Expedia Group, Inc.
(a)
................. 6,521 967,260
Hilton Worldwide Holdings, Inc. .......... 21,084 4,026,201
Las Vegas Sands Corp. ............... 27,200 1,330,624
Marriott International, Inc. , Class A ........ 13,401 3,212,622
McDonald's Corp. ................... 24,372 7,134,172
MGM Resorts International
(a)
............ 24,800 1,075,576
Royal Caribbean Cruises Ltd.
(a)
.......... 11,539 1,471,222
Starbucks Corp. ..................... 59,448 5,530,447
Vail Resorts, Inc. .................... 1,805 400,710
Wynn Resorts Ltd. ................... 8,563 808,604
Yum! Brands, Inc. ................... 24,971 3,233,495
53,499,141
Household Durables — 0.0%
Garmin Ltd. ........................ 6,114 730,562
Household Products — 0.2%
Church & Dwight Co., Inc. .............. 15,326 1,530,301
Clorox Co. (The) .................... 4,788 695,457
Kimberly-Clark Corp. ................. 11,803 1,427,809
3,653,567
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. ....................... 15,402 631,944
Industrial Conglomerates — 0.4%
General Electric Co. .................. 64,185 8,499,378
Industrial REITs — 0.3%
Prologis, Inc. ....................... 31,307 3,966,284
Rexford Industrial Realty, Inc. ........... 17,508 920,746
4,887,030
Insurance — 1.4%
American Financial Group, Inc. .......... 2,314 278,606
Aon plc , Class A .................... 7,373 2,200,324
Arch Capital Group Ltd.
(a)
.............. 21,259 1,752,379
Arthur J Gallagher & Co. ............... 10,890 2,528,222
Brown & Brown, Inc. .................. 20,764 1,610,456
Cincinnati Financial Corp. .............. 7,236 801,749
Erie Indemnity Co. , Class A, NVS ......... 2,242 775,351
Everest Group Ltd. ................... 1,832 705,265
Markel Group, Inc.
(a)
.................. 714 1,069,165
Marsh & McLennan Cos., Inc. ........... 20,870 4,045,441
Progressive Corp. (The) ............... 37,242 6,638,386
RenaissanceRe Holdings Ltd. ........... 2,459 562,693
Travelers Cos., Inc. (The) .............. 7,624 1,611,409
Willis Towers Watson plc ............... 4,470 1,100,961
WR Berkley Corp. ................... 11,816 967,494
26,647,901
Interactive Media & Services — 6.9%
(a)
Alphabet, Inc. , Class A ................ 325,155 45,554,215
Alphabet, Inc. , Class C, NVS ............ 273,347 38,760,605
Match Group, Inc. ................... 23,011 883,162
Meta Platforms, Inc. , Class A ............ 116,814 45,573,814
Pinterest, Inc. , Class A ................ 49,152 1,841,725
Snap, Inc. , Class A, NVS ............... 54,575 867,197
133,480,718
IT Services — 1.3%
Accenture plc , Class A ................ 14,020 5,101,598
Akamai Technologies, Inc.
(a)
............. 6,670 821,944
Cloudflare, Inc. , Class A
(a)
.............. 26,333 2,081,624
EPAM Systems, Inc.
(a)
................. 5,135 1,428,095
Gartner, Inc.
(a)
...................... 6,742 3,084,060
GoDaddy, Inc. , Class A
(a)
............... 11,666 1,244,295
Security
Shares
Shares Value
IT Services (continued)
MongoDB, Inc. , Class A
(a)
.............. 5,907 $ 2,365,872
Okta, Inc. , Class A
(a)
.................. 13,950 1,152,967
Snowflake, Inc. , Class A
(a)
.............. 27,284 5,337,842
Twilio, Inc. , Class A
(a)
................. 15,043 1,057,974
VeriSign, Inc.
(a)
..................... 7,886 1,568,368
25,244,639
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. .............. 24,997 3,252,110
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 818 262,488
Bio-Techne Corp. .................... 14,074 989,684
Bruker Corp. ....................... 8,230 588,527
Charles River Laboratories International, Inc.
(a)
1,942 420,016
Illumina, Inc.
(a)
...................... 5,767 824,738
IQVIA Holdings, Inc.
(a)
................. 10,677 2,223,272
Mettler-Toledo International, Inc.
(a)
........ 1,933 2,314,168
Thermo Fisher Scientific, Inc. ............ 10,455 5,635,036
Waters Corp.
(a)
..................... 3,332 1,058,610
West Pharmaceutical Services, Inc. ....... 6,341 2,365,383
19,934,032
Machinery — 1.4%
Caterpillar, Inc. ..................... 10,979 3,297,103
Cummins, Inc. ...................... 5,337 1,277,144
Deere & Co. ....................... 7,629 3,002,622
Dover Corp. ....................... 6,997 1,048,011
Fortive Corp. ....................... 18,700 1,461,966
Graco, Inc. ........................ 15,005 1,279,926
IDEX Corp. ........................ 6,480 1,370,520
Ingersoll Rand, Inc. .................. 33,646 2,686,970
Lincoln Electric Holdings, Inc. ........... 5,091 1,131,322
Nordson Corp. ...................... 4,574 1,151,367
Otis Worldwide Corp. ................. 23,533 2,081,259
Parker-Hannifin Corp. ................. 4,111 1,909,560
Pentair plc ........................ 8,456 618,726
Snap-on, Inc. ...................... 1,969 570,872
Toro Co. (The) ...................... 8,723 806,703
Westinghouse Air Brake Technologies Corp. .. 10,802 1,421,219
Xylem, Inc. ........................ 21,455 2,412,400
27,527,690
Media — 0.2%
(a)
Liberty Broadband Corp. , Class A
(b)
........ 612 47,626
Liberty Broadband Corp. , Class C, NVS ..... 4,069 319,213
Trade Desk, Inc. (The) , Class A .......... 39,674 2,714,892
3,081,731
Multi-Utilities — 0.1%
Ameren Corp. ...................... 7,408 515,375
CenterPoint Energy, Inc. ............... 20,915 584,365
CMS Energy Corp. ................... 7,571 432,758
Public Service Enterprise Group, Inc. ...... 17,233 999,342
2,531,840
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc. ....... 6,144 742,810
Oil, Gas & Consumable Fuels — 0.5%
Cheniere Energy, Inc. ................. 12,904 2,116,127
Coterra Energy, Inc. .................. 36,335 904,015
Devon Energy Corp. .................. 18,094 760,310
Diamondback Energy, Inc. .............. 6,047 929,666
EQT Corp. ........................ 23,391 828,041
Hess Corp. ........................ 6,786 953,637
Marathon Petroleum Corp. ............. 11,185 1,852,236
Range Resources Corp. ............... 21,345 619,859
Targa Resources Corp. ................ 10,899 925,979

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp. ............... 556 $ 812,499
10,702,369
Passenger Airlines — 0.1%
Delta Air Lines, Inc. .................. 31,641 1,238,429
Southwest Airlines Co. ................ 21,695 648,463
United Airlines Holdings, Inc.
(a)
........... 11,010 455,594
2,342,486
Personal Care Products — 0.1%
Coty, Inc. , Class A
(a)(b)
................. 11,497 138,884
Estee Lauder Cos., Inc. (The) , Class A ..... 20,652 2,725,857
2,864,741
Pharmaceuticals — 3.5%
Eli Lilly & Co. ...................... 75,264 48,591,191
Merck & Co., Inc. .................... 126,802 15,315,146
Zoetis, Inc. , Class A .................. 24,052 4,517,206
68,423,543
Professional Services — 1.1%
Automatic Data Processing, Inc. .......... 16,184 3,977,704
Booz Allen Hamilton Holding Corp. ........ 7,245 1,019,879
Broadridge Financial Solutions, Inc. ....... 10,092 2,060,786
Dayforce, Inc.
(a)
..................... 13,268 922,391
Equifax, Inc. ....................... 10,964 2,678,944
Jacobs Solutions, Inc. ................. 6,995 942,716
KBR, Inc. ......................... 7,860 409,585
Paychex, Inc. ...................... 28,833 3,509,841
Paycom Software, Inc. ................ 4,410 838,958
Paylocity Holding Corp.
(a)(b)
............. 3,888 615,898
Robert Half, Inc. .................... 2,687 213,724
TransUnion ........................ 10,359 716,739
Verisk Analytics, Inc. .................. 12,916 3,119,602
21,026,767
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc. , Class A ............. 12,481 1,077,235
CoStar Group, Inc. ................... 34,560 2,885,069
Zillow Group, Inc. , Class A .............. 2,124 117,011
Zillow Group, Inc. , Class C, NVS ......... 6,567 373,268
4,452,583
Residential REITs — 0.3%
American Homes 4 Rent , Class A ......... 16,738 586,667
AvalonBay Communities, Inc. ........... 4,599 823,267
Camden Property Trust ................ 4,289 402,480
Equity LifeStyle Properties, Inc. .......... 9,511 643,799
Equity Residential ................... 11,554 695,435
Essex Property Trust, Inc. .............. 2,470 576,177
Invitation Homes, Inc. ................. 31,306 1,030,906
Mid-America Apartment Communities, Inc. ... 3,976 502,487
Sun Communities, Inc. ................ 5,639 706,849
UDR, Inc. ......................... 14,786 532,592
6,500,659
Retail REITs — 0.1%
Realty Income Corp. .................. 31,873 1,733,573
Regency Centers Corp. ............... 6,145 385,107
2,118,680
Semiconductors & Semiconductor Equipment — 9.2%
Advanced Micro Devices, Inc.
(a)
.......... 63,099 10,581,071
Analog Devices, Inc. .................. 13,039 2,508,182
Broadcom, Inc. ..................... 13,558 15,998,440
Enphase Energy, Inc.
(a)
................ 12,164 1,266,637
Entegris, Inc. ....................... 12,615 1,484,785
First Solar, Inc.
(a)
.................... 9,061 1,325,624
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. ......................... 4,714 $ 2,800,305
Lattice Semiconductor Corp.
(a)
........... 12,246 745,292
Marvell Technology, Inc. ............... 73,939 5,005,670
Microchip Technology, Inc. .............. 22,443 1,911,695
Monolithic Power Systems, Inc. .......... 4,001 2,411,483
NVIDIA Corp. ...................... 212,113 130,506,766
NXP Semiconductors NV .............. 9,120 1,920,398
ON Semiconductor Corp.
(a)
............. 13,945 991,908
Teradyne, Inc.
(b)
..................... 6,865 663,090
180,121,346
Software — 21.9%
Adobe, Inc.
(a)
....................... 40,560 25,057,157
ANSYS, Inc.
(a)
...................... 7,738 2,536,749
AppLovin Corp. , Class A
(a)
.............. 12,140 499,318
Aspen Technology, Inc.
(a)
............... 2,495 479,015
Atlassian Corp. , Class A
(a)
.............. 12,717 3,176,325
Autodesk, Inc.
(a)
..................... 19,023 4,828,228
Bentley Systems, Inc. , Class B ........... 19,985 1,007,244
BILL Holdings, Inc.
(a)(b)
................. 8,739 682,079
Cadence Design Systems, Inc.
(a)
......... 24,188 6,977,270
Crowdstrike Holdings, Inc. , Class A
(a)
....... 20,176 5,901,480
Datadog, Inc. , Class A
(a)
............... 24,253 3,018,043
DocuSign, Inc.
(a)
.................... 18,084 1,101,677
Dynatrace, Inc.
(a)
.................... 19,733 1,124,781
Fair Isaac Corp.
(a)
.................... 2,190 2,625,438
Fortinet, Inc.
(a)
...................... 57,941 3,736,615
HubSpot, Inc.
(a)
..................... 4,299 2,626,689
Intuit, Inc. ......................... 23,741 14,988,406
Manhattan Associates, Inc.
(a)
............ 5,462 1,324,863
Microsoft Corp. ..................... 662,083 263,230,959
Nutanix, Inc. , Class A
(a)
................ 21,662 1,217,404
Oracle Corp. ....................... 48,573 5,425,604
Palantir Technologies, Inc. , Class A
(a)
...... 164,993 2,654,737
Palo Alto Networks, Inc.
(a)
.............. 28,031 9,488,774
Procore Technologies, Inc.
(a)
............ 7,669 547,490
PTC, Inc.
(a)
........................ 10,612 1,917,058
Roper Technologies, Inc. ............... 4,396 2,360,652
Salesforce, Inc.
(a)
.................... 86,678 24,364,319
ServiceNow, Inc.
(a)
................... 17,372 13,296,529
Splunk, Inc.
(a)
...................... 13,269 2,035,067
Synopsys, Inc.
(a)
.................... 13,112 6,993,285
Tyler Technologies, Inc.
(a)
.............. 3,618 1,529,509
Unity Software, Inc.
(a)(b)
................ 21,429 694,300
Workday, Inc. , Class A
(a)
............... 18,562 5,402,841
Zoom Video Communications, Inc. , Class A
(a)
. 20,838 1,346,343
Zscaler, Inc.
(a)
...................... 8,100 1,908,927
426,105,175
Specialized REITs — 1.3%
American Tower Corp. ................ 21,355 4,178,106
Crown Castle, Inc. ................... 13,318 1,441,673
CubeSmart ........................ 7,623 329,466
Digital Realty Trust, Inc. ............... 17,243 2,421,952
Equinix, Inc. ....................... 8,363 6,939,366
Extra Space Storage, Inc. .............. 7,291 1,053,112
Iron Mountain, Inc. ................... 11,645 786,270
Public Storage ...................... 14,098 3,992,413
SBA Communications Corp. ............ 9,601 2,149,280
VICI Properties, Inc. .................. 48,713 1,467,236
24,758,874
Specialty Retail — 1.1%
AutoZone, Inc.
(a)
.................... 453 1,251,245
Burlington Stores, Inc.
(a)
............... 5,373 1,027,049
CarMax, Inc.
(a)
...................... 7,069 503,171

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Five Below, Inc.
(a)(b)
................... 4,668 $ 837,719
Floor & Decor Holdings, Inc. , Class A
(a)(b)
.... 9,465 951,800
Lowe's Cos., Inc. .................... 13,016 2,770,326
O'Reilly Automotive, Inc.
(a)
.............. 2,399 2,454,297
Ross Stores, Inc. .................... 27,842 3,905,676
TJX Cos., Inc. (The) .................. 43,174 4,097,644
Tractor Supply Co. ................... 5,256 1,180,498
Ulta Beauty, Inc.
(a)
................... 2,286 1,147,686
Williams-Sonoma, Inc. ................ 2,145 414,822
20,541,933
Technology Hardware, Storage & Peripherals — 12.5%
Apple, Inc. ........................ 1,303,731 240,407,996
NetApp, Inc. ....................... 6,393 557,470
Pure Storage, Inc. , Class A
(a)
............ 24,905 995,951
Super Micro Computer, Inc.
(a)
............ 4,147 2,196,293
244,157,710
Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.
(a)
............... 2,285 1,722,273
Lululemon Athletica, Inc.
(a)
.............. 9,864 4,476,481
NIKE, Inc. , Class B .................. 71,231 7,232,083
13,430,837
Trading Companies & Distributors — 0.5%
Fastenal Co. ....................... 50,868 3,470,724
United Rentals, Inc. .................. 3,450 2,157,630
Watsco, Inc. ....................... 1,725 674,440
WW Grainger, Inc. ................... 4,019 3,599,577
9,902,371
Security
Shares
Shares Value
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 9,685 $ 1,201,134
Essential Utilities, Inc. ................. 9,527 341,638
1,542,772
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. .................... 16,960 2,734,461
Total Long-Term Investments — 99.7%
(Cost: $1,361,362,273) ............................ 1,942,266,253
Short-Term Securities
Money Market Funds — 2.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%
(e)
.................. 43,855,211 43,881,523
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.32% ................... 5,753,022 5,753,022
Total Short-Term Securities — 2.5%
(Cost: $49,628,972) ............................... 49,634,545
Total Investments — 102.2%
(Cost: $1,410,991,245 ) ............................ 1,991,900,798
Liabilities in Excess of Other Assets — (2.2)% ............. (43,468,787)
Net Assets — 100.0% ...............................
$ 1,948,432,011
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Sha res
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 32,759,171 $ 11,118,737
(a)
$ — $ 11,186 $ (7,571) $ 43,881,523 43,855,211 $ 61,954
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,400,069 3,352,953
(a)
— — — 5,753,022 5,753,022 145,431 —
$ 11,186 $ (7,571) $ 49,634,545 $ 207,385 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index ............................................... 37 03/15/24 $ 5,822 $ 179,021
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,942,266,253 $ — $ — $ 1,942,266,253
Short-Term Securities
Money Market Funds ...................................... 49,634,545 — — 49,634,545
$ 1,991,900,798 $ — $ — $ 1,991,900,798
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 179,021 $ — $ — $ 179,021
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust